Deposits (Maturity Schedule of Time Deposits) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Deposits [Abstract]
2024	¥ 879,884
2025	409,259
2026	369,171
2027	94,053
2028	52,596
Thereafter	81,007
Total	¥ 1,885,970	¥ 1,876,129